ACCOUNTS RECEIVABLE AND OTHER - Schedule Of Change In Balance Of Timberlands And Other Agricultural Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Balance, beginning of year	$ 390	$ 387
Additions, net of disposals	21	78
Fair value adjustments	42	21
Decrease due to harvest	(89)	(103)
Foreign currency changes	(31)	7
Balance, end of year	$ 333	$ 390